Information by business segment and by geographic area - Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net operating revenue	$ 36,575	$ 33,967	$ 27,488
Cost of goods sold and services rendered	(18,902)	(17,555)	(14,383)
Sales, administrative and other operating expenses	(906)	(860)	(663)
Research and evaluation expenses	(373)	(340)	(319)
Pre operating and operational stoppage	(189)	(280)	(343)
Dividends received and interest from associates and joint ventures	388	406	193
Total of continuing operations Adjusted EBITDA	16,593	15,338	11,972
Net operating revenue	36,696	35,713	29,363
Cost of goods sold and services rendered	(19,022)	(19,161)	(15,928)
Sales, administrative and other operating expenses	(910)	(962)	(750)
Research and evaluation expenses	(373)	(352)	(342)
Pre operating and operational stoppage	(189)	(305)	(359)
Dividends received and interest from associates and joint ventures	388	409	197
Adjusted EBITDA	16,590	15,342	12,181
Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	27,933	25,129	20,351
Cost of goods sold and services rendered	(13,044)	(11,410)	(9,124)
Sales, administrative and other operating expenses	(94)	5	(288)
Research and evaluation expenses	(138)	(109)	(106)
Pre operating and operational stoppage	(135)	(192)	(187)
Dividends received and interest from associates and joint ventures	189	130	113
Total of continuing operations Adjusted EBITDA	14,711	13,553	10,759
Coal
Disclosure of operating segments [line items]
Net operating revenue	1,643	1,567	839
Cost of goods sold and services rendered	(1,575)	(1,354)	(872)
Sales, administrative and other operating expenses	(9)	(12)	63
Research and evaluation expenses	(21)	(14)	(15)
Pre operating and operational stoppage		(4)	(41)
Dividends received and interest from associates and joint ventures	143	179
Total of continuing operations Adjusted EBITDA	181	362	(26)
Base metals
Disclosure of operating segments [line items]
Net operating revenue	6,703	6,871	6,139
Cost of goods sold and services rendered	(4,020)	(4,416)	(4,128)
Sales, administrative and other operating expenses	(51)	(62)	135
Research and evaluation expenses	(57)	(62)	(83)
Pre operating and operational stoppage	(33)	(75)	(114)
Dividends received and interest from associates and joint ventures			4
Total of continuing operations Adjusted EBITDA	2,542	2,256	1,953
Others
Disclosure of operating segments [line items]
Net operating revenue	296	400	159
Cost of goods sold and services rendered	(263)	(375)	(259)
Sales, administrative and other operating expenses	(752)	(791)	(573)
Research and evaluation expenses	(157)	(155)	(116)
Pre operating and operational stoppage	(21)	(9)	(1)
Dividends received and interest from associates and joint ventures	56	97	76
Total of continuing operations Adjusted EBITDA	(841)	(833)	(714)
Iron ore | Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	20,354	18,524	15,784
Cost of goods sold and services rendered	(9,048)	(7,950)	(6,622)
Sales, administrative and other operating expenses	(76)	11	(248)
Research and evaluation expenses	(110)	(88)	(91)
Pre operating and operational stoppage	(115)	(181)	(150)
Dividends received and interest from associates and joint ventures	28	30	10
Total of continuing operations Adjusted EBITDA	11,033	10,346	8,683
Iron ore Pellets | Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	6,651	5,653	3,827
Cost of goods sold and services rendered	(3,393)	(2,876)	(2,002)
Sales, administrative and other operating expenses	(11)	(9)	(35)
Research and evaluation expenses	(26)	(19)	(13)
Pre operating and operational stoppage	(19)	(7)	(22)
Dividends received and interest from associates and joint ventures	154	81	103
Total of continuing operations Adjusted EBITDA	3,356	2,823	1,858
Ferroalloys and manganese | Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	454	469	302
Cost of goods sold and services rendered	(290)	(278)	(231)
Sales, administrative and other operating expenses	(3)	(8)	(1)
Research and evaluation expenses	(1)
Pre operating and operational stoppage		(4)	(11)
Total of continuing operations Adjusted EBITDA	160	179	59
Other ferrous products and services | Ferrous minerals
Disclosure of operating segments [line items]
Net operating revenue	474	483	438
Cost of goods sold and services rendered	(313)	(306)	(269)
Sales, administrative and other operating expenses	(4)	11	(4)
Research and evaluation expenses	(1)	(2)	(2)
Pre operating and operational stoppage	(1)		(4)
Dividends received and interest from associates and joint ventures	7	19
Total of continuing operations Adjusted EBITDA	162	205	159
Nickel and other products | Base metals
Disclosure of operating segments [line items]
Net operating revenue	4,610	4,667	4,472
Cost of goods sold and services rendered	(3,060)	(3,437)	(3,204)
Sales, administrative and other operating expenses	(47)	(47)	1
Research and evaluation expenses	(39)	(49)	(78)
Pre operating and operational stoppage	(33)	(75)	(114)
Dividends received and interest from associates and joint ventures			4
Total of continuing operations Adjusted EBITDA	1,431	1,059	1,081
Copper | Base metals
Disclosure of operating segments [line items]
Net operating revenue	2,093	2,204	1,667
Cost of goods sold and services rendered	(960)	(979)	(924)
Sales, administrative and other operating expenses	(4)	(15)	(16)
Research and evaluation expenses	(18)	(13)	(5)
Total of continuing operations Adjusted EBITDA	1,111	1,197	722
Other base metals products | Base metals
Disclosure of operating segments [line items]
Sales, administrative and other operating expenses			150
Total of continuing operations Adjusted EBITDA			150
Discontinued operations
Disclosure of operating segments [line items]
Adjusted EBITDA	(3)	4	209
Discontinued operations | Fertilizers
Disclosure of operating segments [line items]
Net operating revenue	121	1,746	1,875
Cost of goods sold and services rendered	(120)	(1,606)	(1,545)
Sales, administrative and other operating expenses	(4)	(102)	(87)
Research and evaluation expenses		(12)	(22)
Pre operating and operational stoppage		(25)	(16)
Dividends received and interest from associates and joint ventures		3	4
Adjusted EBITDA	$ (3)	$ 4	$ 209